UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7088
Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 174.0%
	Massachusetts 163.5%
$1,000	Boston, MA Wtr & Swr Commn Rev Gen Sr Rfdg, Ser A	5.000%	11/01/26	$1,103,110
1,000	Braintree, MA Mun Purp Ln	5.000	05/15/26	1,085,010
1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (NATL Insd)	5.000	12/01/31	957,640
1,000	Massachusetts Bay Trans Auth MA Sales Tax Rev Sr, Ser B	5.250	07/01/21	1,182,200
250	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	250,247
1,000	Massachusetts St College Bldg Auth Proj Rev, Ser B	5.000	05/01/35	1,041,900
1,000	Massachusetts St Cons Ln, Ser A	5.000	03/01/25	1,104,650
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (NATL Insd)	5.125	08/01/28	994,680
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	1,015,130
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	217,007
450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	377,838
600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	510,324
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	911,340
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	211,188

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$250	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000%	04/15/39	$275,650
1,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Point (AMT) (a)	5.000	02/01/36	908,180
1,800	Massachusetts St Hlth & Ed Boston College, Ser N	5.125	06/01/33	1,833,282
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/28	996,000
3,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (b)	5.000	10/01/38	3,685,325
1,185	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,208,013
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	788,633
5,000	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser K (b)	5.500	07/01/32	6,128,750
1,100	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000	07/01/47	1,089,473
750	Massachusetts St Hlth & Ed Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	800,355
500	Massachusetts St Hlth & Ed Fac Auth Rev Springfield College	5.625	10/15/40	495,975

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,000	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Rfdg, Ser C (Connie Lee Insd)	7.000%	07/01/10	$1,010,470
890	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	735,140
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	991,500
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,000,840
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	929,870
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	909,056
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (b)	5.000	08/15/30	3,675,105
1,000	Massachusetts St Spl Oblig Dedicated Tax Rev Rfdg (NATL Insd)	5.500	01/01/23	1,135,010
1,550	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (NATL Insd)	*	01/01/22	810,774
1,885	Massachusetts St Tpk Auth Rev Rfdg, Ser A (c)	5.000	01/01/13	2,023,962
3,720	Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm, Ser 12	4.375	08/01/31	3,736,740
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	51,199

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,000	Massachusetts St Wtr Res Auth, Ser B	5.000%	08/01/24	$1,110,410
1,500	Narragansett, MA Regl Sch Dist (AMBAC Insd) (Prerefunded @ 6/01/10)	5.375	06/01/18	1,537,605
1,000	New Bedford, MA Muni Purp Ln (NATL Insd)	5.000	05/01/20	1,056,710
1,000	Pittsfield, MA (NATL Insd)	5.125	04/15/22	1,042,780
1,975	Westford, MA (AMBAC Insd)	5.250	06/01/19	2,192,013

				53,121,084

	Guam 1.9%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	254,517
350	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	351,431

				605,948

	Puerto Rico 0.6%
200	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	196,910

	U.S. Virgin Islands 8.0%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	942,380
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,019,820
300	Virgin Islands Pub Fin Auth Rev Matching Fd Ln-Diago, Ser A	6.750	10/01/19	329,130

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$320	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000%	10/01/39	$321,834

				2,613,164

Total Long-Term Investments 174.0% (Cost $55,731,597)				56,537,106

Total Short-Term Investments 1.2% (Cost $400,000)				400,000

Total Investments 175.2% (Cost $56,131,597)				56,937,106

Liability for Floating Rate Note Obligations Related to Securities Held (22.8%) (Cost ($7,420,000)) (7,420) Notes with interest rates ranging from 0.10% to 0.21% at January 31, 2010 and contractual maturities of collateral ranging from 2030 to 2038 (d)				(7,420,000)

Total Net Investments 152.4% (Cost $48,711,597)				49,517,106

Other Assets in Excess of Liabilities 4.5%				1,475,369

Preferred Shares (including accrued distributions) (56.9%)				(18,501,828)

Net Assets Applicable to Common Shares 100.0%				$32,490,647

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Underlying security related to Inverse Floaters entered into by the Trust.

(c)	Escrowed to Maturity

(d)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2010.
AGL - Assured Guaranty Ltd.
AGM - Assured Guaranty Municipal Corp.
AMBAC - AMBAC Indemnity Corp.

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
  AMT - Alternative Minimum Tax
  Connie Lee - Connie Lee Insurance Co.
  NATL - National Public Finance Guarantee Corp.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formally known as FAS 157) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Massachusetts Value Municipal Income Trust

Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
     The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value:

		Level 2
	Level 1	Other Significant	Level 3 Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:
Municipal Bonds issued by states of the United States and Political Subdivision of United States		$56,585,675		$56,585,675
Issued by Foreign Governments		351,431		351,431

Total Investments in an Asset Position	$—	$56,937,106	$—	$56,937,106

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Massachusetts Value Municipal Income Trust

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010